FEDERAL INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Deferred tax assets:
General loan loss allowance	$ 297	$ 260
Deferred compensation and benefits	257	258
Charitable contributions	3	3
Purchase accounting adjustments	0	4
Nonaccrued interest on loans	21	8
Other real estate owned adjustments	259	80
Total deferred tax assets	837	613
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(1,074)	(1,074)
Deferred loan origination costs	(32)	(39)
Loan servicing rights	(12)	(11)
Other	0	(2)
Purchase accounting adjustments	(463)	(248)
Depreciation	(30)	(260)
Total deferred tax liabilities	(1,611)	(1,634)
Deferred federal income taxes	$ (774)	$ (1,021)